NOTE 10: INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Schedule of Components of Income Tax Expense (Benefit)
	November 30, 2017	December 31, 2016
Deferred income tax assets
Net losses carried forward	$929,846	$727,743

Valuation allowance	(929,846)	(727,743)
Net deferred income tax asset	$-	$-